Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Related party transactions and Directors' remuneration [abstract]
Aggregate emoluments	[1]	£ 9.0	£ 8.5
Amounts paid under LTIPs	[2]	0.9	1.1
Total directors expense in accordance with companies act 2006		£ 9.9	£ 9.6

[1]

The aggregate emoluments include amounts paid for the 2018 year. In addition, deferred share awards for 2018 with a total value at grant of £1.0 m ( 2017 : £1 .0 m) will be made to James E Staley and Tushar Morzaria which will only vest subject to meeting certain conditions.

[2]

The figure above for ‘Amounts paid under LTIPs’ in 2018 relates to an LTIP award that was released to Tushar Morzaria in 2018 . Dividend shares released on the award are excluded. The LTIP figure in the single total figure table for executive Directors' 2018 remuneration in the Directors' Remuneration report relates to the award that is scheduled to be released in 2019 in respect of the 2016-2018 LTIP cycle.